Long-Term Debt (Details) - Schedule of Maturities and Weighted Average Interest Rates	12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)
Schedule of Maturities and Weighted Average Interest Rates [Line Items]
Convertible loan (a), Final maturity		2028 years
Convertible loan (a), Weighted average effective interest rate		33.65%
Convertible loan (a), Balance	$ 11,258,950
Credit facility (b), Final maturity		2026 years
Credit facility (b), Weighted average effective interest rate		17.58%
Credit facility (b), Balance	28,747,705	$ 30,000,000
Term loan (c), Final maturity		2030 years
Term loan (c), Weighted average effective interest rate		33.65%
Term loan (c), Balance	7,718,928	$ 10,034,513
Other loan (e), Final maturity		2023 years
Other loan (e), Weighted average effective interest rate
Other loan (e), Balance		$ 1,582,780	$ 1,582,780
Long-term debt, Weighted average effective interest rate		23.96%
Long-term debt, Balance	47,725,583	$ 41,617,293
Current portion of long-term debt, Balance		30,342,675
Long-term debt, Balance	$ 47,725,583	$ 11,274,618